Organization, Business and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Business and Going Concern
Organization, Business and Going Concern

Note 1 – Organization, Business and Going Concern

General Enterprise Ventures, Inc., was originally incorporated under the laws of the State of Nevada on March 14, 1990. When used in these notes, the terms “GEVI,” “Company,” “we,” “us” and “our” mean General Enterprise Ventures, Inc. and all entities included in our consolidated financial statements.

In January 2021, Board of Directors of the Company approved redomiciling the Company in Delaware. On March 31, 2021, the Company formed General Entertainment Ventures, Inc. in Delaware as a wholly owned subsidiary of the Company (“GEVI”). The purpose of the formation of GEVI was to merge the Company into GEVI pursuant to Section 251(g) of the General Corporation Law of the State of Delaware. On April 10, 2021, after approval by the board of directors and shareholders of the Company, the Company was merged into GEVI pursuant to an Agreement and Plan of Merger dated as of the same date. GEVI is the accounting and legal acquiror of the Company.

On June 3, 2021, after approval by the board of directors and shareholders of the Company, the Company was redomiciled to the State of Wyoming. On October 11, 2021, after approval by the board of directors and shareholders of the Company, the Company was renamed General Enterprise Ventures, Inc., in the State of Wyoming.

Corporate Changes

On January 3, 2022, the Company formed Mighty Fire Breaker, LLC, an Ohio limited liability company (“MFB Ohio”), to acquire all the intellectual property of Mighty Fire Breaker, LLC, a California limited liability company (“MFB California”) in connection with the flame retardant and flame suppression segments of the environmental industry, including patents and patents pending. On April 13, 2022, the transaction between the Company, MFB Ohio and MFB California closed. The transaction consideration to the equity holders of MFB California was 1,000,000 shares of the Series C Convertible Preferred Stock of the Company with a value at closing of $4,200,000, and a 10% royalty on gross sales before taxes of the MFB Ohio family of products.

In addition, on November 14, 2022, the Company formed Mighty Fire Breaker UK Limited (“MFB UK” and together with MFB Ohio, collectively, “MFB”). MFB has 30 patents and 26 patents pending pertaining to its CitroTech MFB 31 Technology™ (“CitroTech” or the “MFB Technology”) for the prevention and spread of wildfires. When CitroTech is applied it converts flammable fuels like dry native vegetation and wood into non-combustible materials. During the third quarter of 2022 the Company received EPA Safer Choice status and UL Green-Guard Gold approval on its CitroTech fire inhibitor. The Company continues to pursue accreditations such as the Missoula Testing approval for selling products to the government. Currently, MFB Ohio is involved in installing commercial and large residential Proactive Wildfire Prevention Systems.

On April 30, 2024, MFB UK was dissolved under the Companies House in the United Kingdom. The board of directors of the Company determined that it was in the best interest of the Company to focus its business development on its existing markets. Accordingly, the Company has no current plan to revive the existence of MFB UK.

Effective June 25, 2024, the Company formed and organized a wholly owned subsidiary, GEVI Insurance Holdings Inc., an Ohio corporation, while the Company contemplates the opportunity to enter the wildfire insurance markets relating to the Company’s flame retardant and flame suppression products.

Business

We are an environmentally sustainable flame retardant and flame suppression company for the residential home industry throughout the United States and Canada markets. Management is experienced in business integration and branding potential. The Company is bringing to the marketplace unique, disruptive products with significant environmental impact potential.

The Company holds various intellectual property in the form of patents and trademarks in the fields of fire suppression, mapping and tracking of fire-retardant dispersion and fire inhibition chemistry and technology. The Company has obtained multiple certification and accreditations in this industry, such as being the only two-time, EPA Safer Choice approved long-term fire retardant, UL Greengard Gold, California Bioassay water approval, and LENS.

Going Concern

Our consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has incurred losses since inception and has a net loss of $5,082,352 on $738,729 of revenues for the nine months ended September 30, 2024, and has a working capital deficiency of $1,002,764 as of September 30, 2024. In addition, the Company has been dependent on related parties to fund operations and has an amount owing to related parties of $1,255,572 outstanding at September 30, 2024. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Management recognizes that the Company must obtain additional resources to successfully implement its business plans. During the nine months ended September 30, 2024, the Company completed financing from the issuance of Series C preferred stock, convertible notes and relate party loans, generating net proceeds of $1,079,189. However, the Company’s existing cash resources and income from operations are not expected to provide sufficient funds to carry out the Company’s operations and business development through the next twelve (12) months.

Management plans to continue to raise funds and complete an Initial Public Offering (IPO) to support our operations in 2024 and beyond. However, no assurances can be given that we will be successful. If management is not able to timely and successfully raise additional capital and/or complete an IPO, the implementation of the Company’s business plan, financial condition and results of operations will be materially affected. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 1 – Organization, Business and Going Concern

General Enterprise Ventures, Inc., was originally incorporated under the laws of the State of Nevada on March 14, 1990. When used in these notes, the terms “GEVI,” “Company,” “we,” “us” and “our” mean General Enterprise Ventures, Inc. and all entities included in our consolidated financial statements.

In January 2021, Board of Directors of the Company approved redomiciling the Company in Delaware. On March 31, 2021, the Company formed General Entertainment Ventures, Inc. in Delaware as a wholly owned subsidiary of the Company. The purpose of the formation of GEVI was to merge the Company into GEVI pursuant to Section 251(g) of the General Corporation Law of the State of Delaware. On April 10, 2021, after approval by the board of directors and shareholders of the Company, the Company was merged into GEVI pursuant to an Agreement and Plan of Merger dated as of the same date. GEVI is the accounting and legal acquiror of the Company.

On October 17, 2021, the Board of Directors approved the corporate name change from General Entertainment Ventures, Inc. to General Enterprise Ventures, Inc.

Corporate Changes

On May 10, 2021, GEVI acquired all the issued and outstanding equity of Strategic Asset Holdings, LLC (“SAH”), a Wyoming limited liability company, for $50,000, pursuant to a promissory note dated as of the same date. Effective October 19, 2021, Strategic Asset Holdings, LLC., was divested completely as a wholly owned subsidiary of General Enterprise Ventures, Inc.

On June 3, 2021, after approval by the board of directors and shareholders of the Company, the Company was redomiciled to the State of Wyoming.

On January 3, 2022, the Company formed Mighty Fire Breaker, LLC, an Ohio limited liability company (“MFB Ohio”), to acquire all the intellectual property of Mighty Fire Breaker, LLC, a California limited liability company (“MFB California”) pertaining to the fire suppression segment of the environmental industry, including patents and patents pending. On April 13, 2022, the transaction between the Company, MFB Ohio and MFB California closed.

Effective April 1, 2022, the Company implemented a plan to divest its Crypto Mining operations and focus resources on the operations of MFB Ohio.

Effective November 20, 2022, General Enterprise Ventures Inc. formed a UK branch of its US subsidiary Mighty Fire Breaker LLC, named Mighty Fire Breaker UK Limited. The new Subsidiary headquartered in the United Kingdom, will be used to direct the sales of the MFB product in Europe, the Middle East and Africa.

Change of Control

On April 14, 2021, Jan Ralston acquired 10,000,000 Series A Convertible Preferred Stock from the Company’s former Chief Executive Officer, in a private transaction. The transaction constituted a change of control in the Company, due to the preferred shares super voting and conversion rights, entitling the holder to one thousand (1,000) shares and votes of common stock for every one (1) share of Series A Convertible Preferred Stock owned.

On April 28, 2022, Jan Ralston transferred ownership of 10,000,000 Preferred A shares to CEO, Joshua Ralston, making Mr. Ralston the new Majority Shareholder.

Business

We are an environmentally sustainable flame retardant and flame suppression company for the residential home industry throughout the United States and Canada markets. Management is experienced at business integration and branding potential. The Company is bringing to the marketplace unique, disruptive product with significant environmental impact potential.

The Company holds various intellectual property in the form of patents and trademarks in the fields of fire suppression, mapping and tracking of fire retardant dispersion and fire inhibition chemistry and technology. The Company has obtained multiple certification and accreditations in this industry, such as being the only EPA Safer Choice approved, long-term fire retardant, awarded UL GreenGuard Gold status, California Bioassay water approval, and LENS.

Going Concern

Our condensed consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has incurred losses since inception and has a net loss of approximately $10 million and $521,000 in revenues for the year ended December 31, 2023 and has a working capital deficiency of approximately $400,000 as of December 31, 2023. In addition, the Company has been dependent on related parties to fund operations and has an amount owing to related parties of $1.3 million outstanding at December 31, 2023. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Management recognizes that the Company must obtain additional resources to successfully implement its business plans. During the year ended December 31, 2023, the Company completed financings from the issuance of Series C preferred stock, common stock, promissory notes and relate party loans, generating net proceeds of approximately $1.7 million. However, the Company’s existing cash resources and income from operations, are not expected to provide sufficient funds to carry out the Company’s operations and business development through the next twelve (12) months.

Management plans to continue to raise funds and complete an Initial Public Offering (IPO) to support our operations in 2024 and beyond. However, no assurances can be given that we will be successful. If management is not able to timely and successfully raise additional capital and/or complete an IPO, the implementation of the Company’s business plan, financial condition and results of operations will be materially affected. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.